Loans Payable (Tables)	12 Months Ended
Dec. 31, 2015
Loans Payable [Abstract]
Schedule of short-term bank loans
	December 31,
	2015	2014
Loan payable to Bank of China, annual interest rate of 5.6%, due by November 27, 2015 with buildings and land use rights provided by the shareholders as collateral.	$-	$4,561,375
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 15, 2015, guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd. The loan had been repaid in January 6, 2015.	-	1,629,062
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 28, 2015, with the Company’s property and equipment as collateral.	-	3,095,219
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 9, 2015 with buildings and land use rights provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	-	2,117,782
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by March 17, 2015 with RMB 8 million as collateral which had been reported as restricted cash. The loan had been repaid in March 17, 2015.	-	1,172,925
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Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by March 18, 2014 but had been extended to March 18, 2015. The loan was under negotiation with Laifeng County Small Business Loan Guarantee Company for loan extension. Until the date of this report, the negotiation was still in the process.	-	195,487
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by April 21, 2014 but had been extended to April 21, 2015. The loan was under negotiation with Laifeng County Small Business Loan Guarantee Company for loan extension. Until the date of this report, the negotiation was still in the process.	-	570,172
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by May 14, 2014 but had been extended to May 14, 2015. The loan was under negotiation with Laifeng County Small Business Loan Guarantee Company for loan extension. Until the date of this report, the negotiation was still in the process.	-	570,172
Loan payable to Bank of China, annual interest rate of 4.35%, due by December 2, 2016 with property provided by Laifeng Urban Construction Investment Co., Ltd. and by the shareholders as collaterals and guaranteed by Laifeng Anpulo Yunxing Transportation Co., Ltd.	$4,313,200	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 5.6%, due by January 21, 2016, guaranteed by Enshi Agricultural Development Credit Guarantee Co., Ltd. and Mr. Wenping Luo. The loan had been repaid in January 21, 2016.	1,540,429	-
Loan payable to Shanghai Pudong Development Bank, annual interest rate of 4.35%, due by March 21, 2016 with Mr. Wenping Luo as guarantor and pledged with Anpulo Laifeng’s accounts receivable of $804,064. The loan had been renewed to June 21, 2016.	358,920	-
Loan payable to Agricultural Development Bank of China, annual interest rate of 4.6%, due by September 22, 2016 with buildings provided by Anpulo Laifeng as collateral.	2,926,814	-
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 4.6%, due by September 9, 2016 with property provided by 2 individuals, Benshuang Yao and Youxiang Zhou as collateral.	2,002,557	-
Loan payable to Laifeng Jiuding Pawn Co., Ltd., annual interest rate of 3.6%, due by April 9, 2016. The loan had been repaid in April 11, 2016	92,425	-

	$11,234,345	$13,912,194

Schedule of Long-term bank loans
	December 31,
	2015	2014
Long-term loans	$1,263,151	$-
Less: Discount of long-term loans	(160,130)	-
	$1,103,021	$-